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                                   FORM N-PX
         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                      Investment Company Act file number:

                      ING CLARION REAL ESTATE INCOME FUND
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               (Exact name of registrant as specified in charter)

                   201 King of Prussia Road, Radnor, PA 19087
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                    (Address of principal executive offices)

                         T. Ritson Ferguson, President
                   201 King of Prussia Road, Radnor, PA 19087
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                    (Name and address of agent for service)


              Registrant's telephone number, including area code:

                      Date of Fiscal year-end: 12/31/2010

                 Date of reporting period: 7/01/2009 - 6/30/2010





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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21404
Reporting Period: 07/01/2009 - 06/30/2010
ING Clarion Real Estate Income Fund









===================== ING Clarion Real Estate Income Fund ======================


CBL & ASSOCIATES PROPERTIES, INC.

Ticker:       CBL            Security ID:  124830100
Meeting Date: OCT 7, 2009    Meeting Type: Special
Record Date:  AUG 10, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Increase Authorized Common Stock        For       For          Management

========== END NPX REPORT
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   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot marked 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


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       (Registrant)


By    /S/ T. Ritson Ferguson, President & CEO
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       (Signature & Title)


Date   8/16/10
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